Discontinued Operations (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
U.S. Foodservice Desserts and Long Fong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	$ 1,200,000	$ 2,900,000	$ 47,700,000	$ 141,500,000	$ 148,000,000
Net after-tax losses	(1,300,000)	(5,600,000)	(17,600,000)	(51,200,000)	(39,600,000)
Tax benefit on losses	0	0	600,000	1,400,000	2,600,000
U.S. Foodservice Desert Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre tax losses on sale of business		32,700,000
After tax losses on sale of business		$ 21,100,000